INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

      The following summarizes the Group's intangible assets as of December 31, 2012 and 2013 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub-franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	14,760	541	403	2,044	45,214	6,666	118,375
Accumulated amortization	(19,468)	(1,605)	(273)	(140)	(704)	—	(358)	(22,548)

Balance as of January 1, 2012	29,279	13,155	268	263	1,340	45,214	6,308	95,827
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	(704)	—	(358)	(5,574)

Balance as of December 31, 2012	26,931	11,085	214	223	636	45,214	5,950	90,253
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	(636)	—	(358)	(5,506)

Balance as of December 31, 2013	24,583	9,015	160	183	—	45,214	5,592	84,747

Schedule of annual estimated amortization expense of intangible assets

 Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2014	4,869
2015	4,869
2016	4,869
2017	4,869
2018	3,813
Thereafter	16,244

Total	39,533